NYSE Regulation

11008233

Received SEC

OCT 03 2011

Washington, DC 20549

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

VIA FACSIMILE AND U.S. MAIL
October 3, 2011

CENTARCA
001-35304

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: CurrencyShares Chinese Renminbi Trust
CIK: 0001519405
SEC File No.: 001-35304
Form Type: 8-A12B
Filing Date: 9/26/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following issue for listing on NYSE Arca, Inc. ("Exchange"):

Chinese Renminbi Shares, no par value

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure